SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 23 - SUBSEQUENT EVENTS
On June 30, 2024, our facilities in Sierre and Chippis, Switzerland were impacted by exceptional flooding from the Rhône River. All operations at these sites are currently suspended. The Company has assessed the impact of the flooding on the carrying value of its assets and recognized an impairment charge of €5 million in the quarter ended June 30, 2024. However, as of the date of these financial statements, cleaning operations are ongoing and the Company cannot yet assess the full extent of the damage and determine when production will restart.